Licenses (Tables)	12 Months Ended
Dec. 31, 2015
Licenses
Finite-Lived Intangible Assets [Line Items]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31, 2015
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	$3,261	$3,261	$-
Combined inactivated hepatitis A&B	470	470	-
H5N1 licenses (note 24(c))	1,419	1,419	-
Total	$5,150	$5,150	$-

	December 31, 2014
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	$3,405	$3,405	$-
Combined inactivated hepatitis A&B	490	490	-
H5N1 licenses (note 24(c))	1,482	1,130	352
Total	$5,377	$5,025	$352